Liquidity and Management's Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Liquidity and Management's Plan [Abstract]
LIQUIDITY AND MANAGEMENT’S PLAN

2 – LIQUIDITY AND MANAGEMENT’S PLAN

During the nine months ended September 30, 2024 and 2023, the Company has incurred net losses of $46.6 million and $9.4 million, respectively, and had an accumulated deficit of $216.9 million as of September 30, 2024. The Company expects to continue to incur net losses as it continues to grow and scale its business. Historically, the Company’s activities have been financed through private placements of equity securities and debt to related parties.

At the Closing of the Business Combination, the Company converted approximately $16 million of related party debt to equity concurrently; and received $1.45 million in proceeds from the issuance of its convertible promissory note with a commitment from a convertible note purchaser for the remaining unfunded amount of $13.55 million, which is to be funded on or prior to November 15, 2024, subsequently extended to December 15, 2024. Following the Closing, the Company received approximately $1.1 million of net proceeds from Plum’s trust account and received a cash tax refund of approximately $1.2 million in respect to the Company’s UK subsidiary’s R&D activities. Taking into account, the cash proceeds received to date, the anticipated funding of the remaining convertible note commitment, the term sheet entered into with White Lion Capital, LLC for access to a $25 million Equity Line of Credit and the anticipated return by year end of the Company’s $5 million downpayment for certain inventory purchased from iFREE Group Holdings Limited, the Company expects it will be able to funds its operations over the next twelve months. The Company may seek additional funding through debt or other equity financing arrangements, implement incremental expense reduction measures or a combination thereof to continue financing its operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all. See Note 17 “Subsequent Events” for further information regarding the Equity Line of Credit.

The Company’s condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include adjustments to reflect the possible future effects on the recoverability and classification of recorded assets or the amounts of liabilities that might be necessary should the Company be unable to continue as a going concern.

2 — LIQUIDITY AND MANAGEMENT’S PLAN

During the years ended December 31, 2023 and 2022, the Company has incurred net losses of $15,638,589 and $35,200,039, respectively, and had an accumulated deficit of $170,282,750 as of December 31, 2023. The Company expects to continue to incur net losses as it continues to grow and scale its business. Historically, the Company’s activities have been financed through private placements of equity securities and debt to related parties. In October 2023, the Company commenced a private placement for the sale of its newly designated Series A-2 Preferred Stock, par value $.00001 per share (the “Series A-2 Preferred Stock”). As of December 31, 2023, the Company has (1) issued 12,660,067 shares of Series A-2 Preferred Stock in consideration for approximately $18.2 million in cash and the conversion of debt and other outstanding obligations totaling approximately $5 million and (2) received additional subscriptions totaling approximately $2 million for which shares Series A-2 Preferred Stock have not yet been issued as of such date. The Company anticipates raising a minimum of an additional $10,000,000 in cash proceeds from the sales of shares of Series A-2 Preferred Stock before before the closing of the Business Combination.

In December 2023, the Company signed an agreement with a placement agent for the issuance of up to $125 million of medium-term notes, face amount of 6.5% medium-term notes that would mature in August 2030. Closing of the note offering is subject to customary closing conditions including legal and financial due diligence. The Company expects the offering to close in the second quarter of 2024. Concurrent expects to convert up to approximately $15 million of related party debt to equity concurrently with the consummation of its de-SPAC transaction with Plum. As a result, the Company believes that it has sufficient cash to meet its working capital requirements over the next twelve months. If additional funding is required to execute the Company’s business plan, the Company expects to seek to obtain that additional funding through a combination of private equity offerings, debt financings or a combination thereof. There can be no assurance as to the availability or terms upon which such financing and capital might be available.